CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	¥ 354,437	¥ 105,553
Receivables held for sale	972,851	897,999
Credit card receivables	276,492	234,412
Total accounts receivable, receivables held for sale, credit card receivables and other receivables	1,867,479	1,724,277
Less: Allowance for doubtful accounts	(17,427)	(14,100)
Total accounts receivable, receivables held for sale, credit card receivables and other receivables, net	1,850,052	1,710,177
Inventories	153,876	186,275
Deferred tax assets	107,058	61,512
Total current assets	2,580,193	2,415,376
Property, plant and equipment:
Wireless telecommunications equipment	5,084,416	5,027,390
Buildings and structures	896,815	890,382
Tools, furniture and fixtures	468,800	508,810
Land	199,054	200,736
Construction in progress	190,261	193,497
Sub-total	6,839,346	6,820,815
Accumulated depreciation and amortization	(4,398,970)	(4,309,748)
Total property, plant and equipment, net	2,440,376	2,511,067
Non-current investments and other assets:
Investments in affiliates	411,395	439,070
Marketable securities and other investments	182,905	195,047
Intangible assets, net	615,013	636,319
Goodwill	243,695	266,311
Other assets	479,103	445,723
Deferred tax assets	261,434	237,427
Total non-current investments and other assets	2,193,545	2,219,897
Total assets	7,214,114	7,146,340
Current liabilities:
Current portion of long-term debt	200	203
Short-term borrowings	1,764	2,048
Accrued payroll	53,837	54,955
Accrued income taxes	165,332	68,563
Total current liabilities	1,219,819	1,114,302
Long-term liabilities:
Long-term debt (exclusive of current portion)	220,200	220,400
Accrued liabilities for point programs	75,182	89,929
Liability for employees' retirement benefits	201,604	173,872
Total long-term liabilities	634,969	613,833
Total liabilities	1,854,788	1,728,135
Redeemable noncontrolling interests	16,221	15,589
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 17,460,000,000 shares as of March 31, 2015 and 2016 Issued shares 4,085,772,000 shares as of March 31, 2015 3,958,543,000 shares as of March 31, 2016 Outstanding shares 3,881,483,855 shares as of March 31, 2015 3,760,616,750 shares as of March 31, 2016	949,680	949,680
Additional paid-in capital	330,482	339,783
Retained earnings	4,413,030	4,397,228
Accumulated other comprehensive income (loss)	14,888	52,599
Treasury stock 204,288,145 shares as of March 31, 2015 197,926,250 shares as of March 31, 2016	(405,832)	(359,218)
Total NTT DOCOMO, INC. shareholders' equity	5,302,248	5,380,072
Noncontrolling interests	40,857	22,544
Total equity	¥ 5,343,105	¥ 5,402,616
Commitments and contingencies
Total liabilities and equity	¥ 7,214,114	¥ 7,146,340
Third parties
Current assets:
Short-term investments	5,872	3,757
Accounts receivable	232,698	258,761
Other receivables	61,334	30,576
Prepaid expenses and other current assets	101,790	98,618
Non-current investments and other assets:
Other assets	468,895	430,633
Current liabilities:
Accounts payable, trade	611,835	664,945
Other current liabilities	198,292	169,631
Long-term liabilities:
Other long-term liabilities	136,602	127,932
Related parties
Current assets:
Short-term investments		240,000
Accounts receivable	4,342	5,830
Other receivables	319,762	296,699
Prepaid expenses and other current assets	7,108	9,484
Non-current investments and other assets:
Other assets	10,208	15,090
Current liabilities:
Accounts payable, trade	181,249	146,854
Other current liabilities	7,310	7,103
Long-term liabilities:
Other long-term liabilities	¥ 1,381	¥ 1,700